NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF ROLL-FORWARD DERIVATIVE LIABILITY

The following table provides a roll-forward of the derivative liabilities for the year ended December 31, 2024:

Amount
Balance at December 31, 2023	$238,000
Initial fair value of derivative liabilities upon issuance	38,000
Gain on change in fair value of derivative liabilities	(61,051)
Extinguishment of derivative liabilities upon settlement of notes payable	(214,949)
Balance at December 31, 2024	$-

SCHEDULE OF ESTIMATED MATURITIES OF PRINCIPAL PAYMENTS FOR NOTES PAYABLE

Estimated maturities of principal payments for notes payable at December 31, 2024 were as follows:

Year Ending December 31,	Amount
2025	$148,828
Total payments	148,828
Less debt discount	(9,551)
Total notes payable, net	$139,277